Securities purchased under agreements to resell - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Securities purchased under agreements to resell [Abstract]
Investments in purchase and sale commitments interest rate	1.91%	4.63%
Expected credit loss on securities purchased under agreements to resell	R$ 370	R$ 370
Securities purchased under agreements to resell presented as cash equivalents	R$ 593,673	R$ 654,057	R$ 488,809